Financial Risk Management Objectives and Policies	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Financial Risk Management Objectives and Policies

27 Financial Risk Management Objectives and Policies

The Company’s principal financial liabilities comprise convertible notes, promissory notes and borrowings, related party loans, lease liabilities, and trade and other payables. The main purpose of these financial liabilities is to finance the Company’s operations. The Company’s principal financial assets include trade and other receivables and cash and cash equivalents that derive directly from its operations.

The main risks arising from the Company’s financial instruments are market risk, liquidity risk and credit risk. The Board of Directors reviews and agrees policies for managing each of these risks which are summarised below:

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk and commodity risk. The sensitivity analyses in the following sections relate to the position as at June 30, 2025, 2024, and 2023.

Interest rate risk

The Company’s main interest rate risk arises from long-term borrowings with variable rates, which exposes the Company to cash flow interest rate risk. As of June 30, 2025, 2024, and 2023, the nominal amount of borrowings to credit institutions with floating interest rates are AUD$6,472,137, AUD$6,030,484, and AUD$3,584,887, respectively. Management closely monitors the effects of changes in the interest rates on the Company’s interest rate risk exposures, but the Company currently does not take any measures to hedge interest rate risks. Interest rate risk associated with these loans is limited given their short-term duration.

The table below shows the estimated effect on profit or loss and equity of a parallel shift of the interest rate curves up or down by one percent on loans without fixed interest rates. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. The calculation considers the effect of financial instruments with variable interest rates. The analysis is performed on the same basis for 2025, 2024, and 2023.

Impact on loss before income taxes
	June 30, 2025	June 30, 2024
Interest rates - increase/decrease by 1%	+/-12,301	+/-7,118

Credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.

The Company’s cash and cash equivalents are generally held with large financial institutions. Although the Company’s deposits may exceed federally insured limits, the financial institutions that the Company uses have high investment-grade credit ratings and, as a result, the Company believes that, as of June 30, 2025, its risk relating to deposits exceeding federally insured limits was not significant.

The Company has no significant off-balance sheet risk such as foreign exchange contracts, options contracts, or other hedging arrangements.

The Company believes its credit policies are prudent and reflect normal industry terms and business risk. The Company generally does not require collateral from its customers and generally requires payment from zero to 90 days from the invoice date with typical terms of 30 days. As of June 30, 2025, three customers accounted for 50.5% of the Company’s accounts receivable balance. As of June 30, 2024, three customers accounted for 60.7% of the Company’s accounts receivable balance.

Foreign currency risk

Although the Company is exposed to foreign currency risk from its international operations, the Company does not consider it to have a material impact. Certain transactions of the Company and its subsidiaries are denominated in currencies other than the functional currency. Foreign currency payments totaled AUD $3,013,604 for the year ended June 30, 2025, which is up from AUD $28,097 for the year ended June 30, 2024, each of which were recorded within finance expense.

Liquidity risk

The Company limits its liquidity risk primarily from the funds generated from operations to settle supplier dues and provide the Company with sufficient funds to enable it to meet its financial obligations as they fall due.

The table below summarises the maturities of the Company’s undiscounted financial liabilities, based on contractual payment dates.

	On demand	Less than 3 months	3 months to 1 year	1 to 5 years	Total
	AUD$	AUD$	AUD$	AUD$	AUD$
June 30, 2025
Lease liabilities	-	22,277	66,832	790,235	879,344
Promissory notes	-	1,026,874	511,448	-	1,538,322
Secured borrowings	-	1,219,066	966,880	4,286,191	6,472,137
Income tax payable	-	-	-	-	-
Trade and other payables	-	4,083,460	5,755,168	2,906,002	12,744,630
Amount due to related parties	-		6,041,199	527,430	6,568,629
Total	-	6,351,677	13,341,527	8,509,858	28,203,062

June 30, 2024
Lease liabilities	-	31,962	95,885	1,107,924	1,235,771
Promissory notes	-	-	943,252	-	943,252
Secured borrowings	-	-	489,287	5,541,197	6,030,484
Income tax payable		128,927	184,036	-	312,963
Trade and other payables	-	5,171,490	1,533,687	3,161,341	9,866,518
Amount due to related parties	-	589,166	-	-	589,166
Total	-	5,921,545	3,246,147	9,810,462	18,978,154

June 30, 2023
Lease liabilities	-	31,962	95,885	1,235,771	1,363,618
Secured borrowings	-	396,881	-	2,078,569	2,475,450
Trade and other payables	-	1,776,345	-	-	1,776,345
Amount due to related parties	-	4,936,423	-	-	4,936,423
Total	-	7,141,611	95,885	3,314,340	10,551,836